Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans receivable, allowance for loan losses (in Dollars)	$ 8,740,325	$ 10,613,145
Preferred stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, issued	12,000	17,000
Preferred stock, outstanding	12,000	17,000
Common stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.10	$ 0.10
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	6,781,803	6,779,800
Common stock warrants	459,459	459,459
Income taxes (in Dollars)	$ 470,326	$ 464,723
Treasury stock, shares	4,056,862	4,072,156